UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [ ]; Amendment Number: _________
     This Amendment   [ ] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Barington Capital Group, L.P.
Address:  888 SEVENTH AVENUE, 17th Floor
          New York, New York 10019

Form 13F File Number:  028-12298

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   JAMES A. MITAROTONDA
Title:	Chairman and Chief Executive Officer
Phone:  212-974-5700

Signature, Place, and Date of Signing:

/s/ James A. Mitarotonda   New York, New York	August 13, 2007
  [Signature]                [City, State]         [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 22

Form 13F Information Table Value Total: $517,115 (in thousands)


*Mr. James A. Mitarotonda is the Managing Member of Barington Companies Investors, LLC, Barington Companies Advisors, LLC, Barington Offshore Advisors, LLC, and Barington Offshore Advisors II, LLC, which have investment discretion over certain investment portfolios that own the securities reported herein.


                            Title Of             Value   SH/Prn   SH/ PUT/ Investment  Other     Voting Authority
 Name Of Issuer               Class      CUSIP   x$1,000    Amt    Prn CALL Discretion Managers   Sole    Shared None
AnnTaylor Stores Corp      Common     036115103  13,081   369,300 SH        DEFINED              369,300
Barnes & Noble Inc         Common     067774109     962    25,000 SH        DEFINED               25,000
Borders Group Inc          Common     099709107  24,720 1,296,967 SH        DEFINED            1,296,967
Brunswick Corp             Common     117043109     816    25,000 SH        DEFINED               25,000
Ceridian Corp New          Common     156779100     875    25,000 SH        DEFINED               25,000
Consolidated Tomoka LD Co. Common     210226106  27,072   390,700 SH        DEFINED              390,700
Convergys Corp             Common     212485106  33,118 1,366,242 SH        DEFINED            1,366,242
Dillards Inc               CL A       254067101   1,066   144,000 SH  Call  DEFINED              144,000
Dillards Inc               CL A       254067101  93,215 2,594,359 SH        DEFINED            2,594,359
Fisher Communications Inc  Common     337756209  11,930   234,887 SH        DEFINED              234,887
Florida East Coast Inds    Common     340632108   6,741    81,239 SH        DEFINED               81,239
Griffon Corp               Common     398433102  34,699 1,593,151 SH        DEFINED            1,593,151
Home Depot Inc             Common     437076102   1,259    32,000 SH        DEFINED               32,000
Lancaster Colony Corp      Common     513847103  65,011 1,551,943 SH        DEFINED            1,551,943
Macys Inc                  Common     55616P104     716    18,000 SH        DEFINED               18,000
Motorola, Inc              Common     620076109   1,062    60,000 SH        DEFINED               60,000
Pep Boys Manny Moe & Jack  Common     713278109  89,658 4,447,319 SH        DEFINED            4,447,319
Schulman A Inc             Common     808194104  48,455 1,991,558 SH        DEFINED            1,991,558
Stride Rite Corp           Common     863314100   3,934   194,192 SH        DEFINED              194,192
Syms Corp                  Common     871551107  14,814   750,844 SH        DEFINED              750,844
Timken Co                  Common     887389104  14,644   405,532 SH        DEFINED              405,532
Warnaco Group Inc          Common New 934390402  29,267   743,955 SH        DEFINED              743,955
                                                517,115